As filed with the Securities and Exchange Commission on October 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2007 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	88.3%
	Aerospace/Defense	0.9%
	Northrup Grumman Corp.
$ 870,000	7.75%, due 2/15/31		$1,047,121
	Raytheon Co.
550,000	7.20%, due 8/15/27		623,763
			1,670,884

	Auto Manufacturers	2.4%
	DaimlerChrysler NA Holding Corp.
3,650,000	7.75%, due 1/18/11		3,903,952
400,000	6.50%, due 11/15/13		413,892
225,000	8.50%, due 1/18/31		279,146
			4,596,990

	Banks	1.6%
	Sovereign Bank
1,500,000	5.125%, due 3/15/13		1,456,269
	Zions Bancorp
1,750,000	5.50%, due 11/16/15		1,693,228
			3,149,497

	Building Materials	1.2%
	Hanson PLC
900,000	6.125%, due 8/15/16		931,693
	Masco Corp.
1,500,000	5.85%, due 3/15/17		1,451,647
			2,383,340

	Construction	1.5%
	Centex Corp.
625,000	5.25%, due 6/15/15		532,610
	CRH America, Inc.
1,800,000	6.00%, due 9/30/16		1,799,285
	Pulte Homes, Inc.
500,000	7.875%, due 8/1/11		498,205
			2,830,100

	Consumer Products	0.3%
	Fortune Brands, Inc.
575,000	5.375%, due 1/15/16		549,601

	Diversified Manufacturing	0.3%
	Tyco International Group SA
600,000	6.875%, due 1/15/29		650,896

	Electric Utilities	14.5%
	Arizona Pub Service Co.
1,705,000	5.80%, due 6/30/14		1,698,397
	CenterPoint Energy
1,075,000	7.75%, due 2/15/11		1,141,766
	Constellation Energy Group
1,200,000	7.60%, due 4/1/32		1,334,788
	Consumers Energy
1,750,000	5.50%, due 8/15/16		1,729,528
	Dominion Resources, Inc.
2,475,000	5.15%, due 7/15/15		2,371,718
	DTE Energy Co.
1,850,000	7.05%, due 6/1/11		1,956,048
	Exelon Corp.
1,200,000	6.75%, due 5/1/11		1,245,544
650,000	5.625%, due 6/15/35		579,975
	FirstEnergy Corp.
1,075,000	6.45%, due 11/15/11		1,111,280
1,525,000	7.375%, due 11/15/31		1,685,595
	Indiana Michigan Power
1,800,000	6.05%, due 3/15/37		1,713,647
	MidAmerican Energy Holdings Co.
1,750,000	6.125%, due 4/1/36		1,692,920
	NiSource Finance Corp.
950,000	5.40%, due 7/15/14		915,600
	Oncor Electric Delivery
250,000	7.00%, due 5/1/32		258,528
	Pacific Gas & Electric
1,585,000	6.05%, due 3/1/34		1,557,480
	PPL Energy Supply, LLC
1,150,000	6.40%, due 11/1/11		1,184,249
	Progress Energy, Inc.
1,916,000	7.10%, due 3/1/11		2,025,446
	PSEG Power, LLC
1,600,000	7.75%, due 4/15/11		1,717,104
	Puget Sound Energy, Inc.
1,375,000	6.274%, due 3/15/37		1,367,646
	Virginia Electric & Power Co.
550,000	6.00%, due 1/15/36		528,689
			27,815,948
	Finance
	SLM Corp.	0.7%
1,400,000	4.50%, due 7/26/10		1,296,596

	Finance - Mortgage Loans	0.4%
	Countrywide Home Loan
750,000	4.125%, due 9/15/09		704,907

	Financial - Other	0.1%
	Orix Corp.
300,000	5.48%, due 11/22/11		302,618

	Food	4.3%
	ConAgra Foods, Inc.
525,000	7.00%, due 10/1/28		548,376
	General Mills, Inc.
1,000,000	6.00%, due 2/15/12		1,020,018
	Kellogg Co.
1,900,000	6.60%, due 4/1/11		1,979,481
	Kraft Foods, Inc.
2,400,000	6.25%, due 6/1/12		2,468,376
	Kroger Co.
1,150,000	6.20%, due 6/15/12		1,188,887
	Safeway, Inc.
950,000	6.50%, due 3/1/11		988,780
			8,193,918

	Forest Products & Paper	0.8%
	Weyerhaeuser Co.
1,000,000	6.75%, due 3/15/12		1,032,060
425,000	7.375%, due 3/15/32		426,648
			1,458,708

	Health Care	1.8%
	Hospira, Inc.
1,675,000	5.55%, due 3/30/12		1,671,918
	McKesson Corp.
400,000	7.75%, due 2/1/12		432,227
1,300,000	5.25%, due 3/1/13		1,287,799
			3,391,944

	Insurance	1.4%
	Marsh & McLennan Cos., Inc.
800,000	5.75%, due 9/15/15		777,246
	WellPoint, Inc.
1,500,000	6.80%, due 8/1/12		1,598,766
325,000	5.85%, due 1/15/36		296,402
			2,672,414

	Media	11.1%
	CBS Corp.
1,175,000	7.70%, due 7/30/10		1,248,353
625,000	7.875%, due 7/30/30		675,251
	Comcast Cable Communications, Inc.
1,482,000	6.20%, due 11/15/08		1,494,581
2,900,000	8.375%, due 3/15/13		3,247,490
	Comcast Corp.
1,900,000	7.05%, due 3/15/33		1,977,410
	Cox Communications, Inc.
1,625,000	7.125%, due 10/1/12		1,725,797
	News America, Inc.
2,550,000	6.20%, due 12/15/34		2,375,254
	Time Warner Ent.
900,000	8.875%, due 10/1/12		1,026,173
875,000	8.375%, due 7/15/33		1,018,440
	Time Warner, Inc.
1,855,000	9.125%, due 1/15/13		2,136,478
2,375,000	7.70%, due 5/1/32		2,606,128
	Viacom, Inc.
900,000	6.25%, due 4/30/16		903,007
800,000	6.875%, due 4/30/36		781,424
			21,215,786

	Mining	1.7%
	Alcan, Inc.
1,150,000	4.875%, due 9/15/12		1,132,828
	Vale Overseas Limited
2,150,000	6.25%, due 1/23/17		2,169,565
			3,302,393

	Office Equipment	0.9%
	Xerox Corp.
1,750,000	6.40%, due 3/15/16		1,771,943

	Oil & Gas	9.1%
	Anadarko Petroleum Corp.
1,375,000	5.95%, due 9/15/16		1,369,761
1,050,000	6.45%, due 9/15/36		1,023,781
	Canadian Natural Resources
700,000	6.00%, due 8/15/16		704,875
850,000	6.50%, due 2/15/37		848,405
	Devon Energy Corp.
625,000	7.95%, due 4/15/32		743,742
	Devon Financing Corp., U.L.C.
599,000	6.875%, due 9/30/11		634,088
	Encana Corp.
700,000	6.50%, due 8/15/34		700,493
	Encana Holdings Financial Corp.
500,000	5.80%, due 5/1/14		501,377
	Enterprise Products
550,000	5.60%, due 10/15/14		540,031
400,000	6.65%, due 10/15/34		392,336
	Hess Corp.
500,000	6.65%, due 8/15/11		522,464
450,000	7.875%, due 10/1/29		514,723
	Kinder Morgan Energy Partners
850,000	5.125%, due 11/15/14		804,220
100,000	5.80%, due 3/15/35		88,131
	Pemex Master Trust
575,000	7.875%, due 2/1/09		594,529
1,500,000	7.375%, due 12/15/14		1,642,812
1,500,000	8.625%, due 2/1/22		1,856,112
	Petro-Canada
600,000	5.95%, due 5/15/35		561,148
	Talisman Energy
550,000	6.25%, due 2/1/38		518,404
	Valero Energy Corp.
500,000	6.875%, due 4/15/12		528,237
	Weatherford International, Inc. (a)
1,700,000	5.95%, due 6/15/12		1,730,518
	XTO Energy, Inc.
600,000	5.00%, due 1/31/15		569,611
			17,389,798

	Pipelines	2.3%
	ONEOK, Inc.
1,600,000	5.20%, due 6/15/15		1,524,293
	ONEOK Partners, LP
350,000	5.90%, due 4/1/12		356,505
	Tennessee Gas Pipeline
1,300,000	7.50%, due 4/1/17		1,408,244
	Texas Eastern Transmission Corp.
950,000	7.00%, due 7/15/32		1,051,421
			4,340,463

	Real Estate Investment Trusts	3.5%
	Avalonbay Communities
350,000	5.50%, due 1/15/12		351,586
	Boston Properties, LP
300,000	6.25%, due 1/15/13		310,082
	Camden Property Trust
1,550,000	5.70%, due 5/15/17		1,489,074
	Health Care Properties
500,000	6.00%, due 1/30/17		477,790
	Healthcare Realty Trust
700,000	5.125%, due 4/1/14		672,946
	iStar Financial, Inc.
1,800,000	5.85%, due 3/15/17		1,628,177
	ProLogis
1,800,000	5.75%, due 4/1/16		1,754,213
			6,683,868

	Retail	4.7%
	CVS/Caremark Corp.
1,600,000	5.75%, due 6/1/17		1,566,602
	Federated Department Stores, Inc.
1,050,000	6.625%, due 4/1/11		1,072,205
	Home Depot, Inc.
2,700,000	5.25%, due 12/16/13		2,610,346
700,000	5.875%, due 12/16/36		605,125
	J.C. Penney Co., Inc.
1,025,000	8.00%, due 3/1/10		1,089,031
525,000	6.375%, due 10/15/36		489,629
	Macys Retail Holdings, Inc.
1,000,000	6.375%, due 3/15/37		941,925
	YUM! Brands, Inc.
550,000	8.875%, due 4/15/11		612,765
			8,987,628

	Sovereign	4.4%
	United Mexican States
1,980,000	10.375%, due 2/17/09		2,125,530
3,100,000	5.875%, due 1/15/14		3,162,000
2,883,000	6.75%, due 9/27/34		3,138,145
			8,425,675

	Technology	0.3%
	Motorola, Inc.
700,000	6.50%, due 11/15/28		676,210

	Telecommunications	11.3%
	British Telecom PLC
800,000	8.625%, due 12/15/10		878,076
1,250,000	9.125%, due 12/15/30		1,675,334
	CenturyTel, Inc.
1,700,000	6.00%, due 4/1/17		1,679,495
	Embarq Corp.
950,000	7.082%, due 6/1/16		981,300
600,000	7.995%, due 6/1/36		623,531
	Koninklijke KPN NV
745,000	8.00%, due 10/1/10		798,355
	Nextel Communications
2,050,000	7.375%, due 8/1/15		2,065,402
	Qwest Corp.
1,400,000	8.875%, due 3/15/12		1,522,500
300,000	6.875%, due 9/15/33		276,000
	Rogers Wireless, Inc.
1,000,000	6.375%, due 3/1/14		1,013,578
	Sprint Capital Corp.
2,425,000	6.125%, due 11/15/08		2,437,962
1,050,000	6.875%, due 11/15/28		1,024,836
	Telecom Italia Capital
2,275,000	5.25%, due 11/15/13		2,194,679
1,325,000	6.375%, due 11/15/33		1,268,228
	Telefonica Europe BV
1,550,000	7.75%, 9/15/10		1,653,356
1,350,000	8.25%, 9/15/30		1,587,735
			21,680,367

	Tobacco	1.5%
	Altria Group, Inc.
1,000,000	7.00%, due 11/4/13		1,084,288
	Reynolds American, Inc.
1,800,000	6.75%, due 6/15/17		1,835,356
			2,919,644

	Transportation	4.1%
	Burlington Northern Santa Fe
600,000	6.75%, due 7/15/11		633,864
1,250,000	6.15%, due 5/1/37		1,215,821
	Canadian Pacific Railway Ltd.
950,000	7.125%, due 10/15/31		1,013,988
	CSX Corp.
1,000,000	5.60%, due 5/1/17		984,919
640,000	7.95%, due 5/1/27		735,443
	Norfolk Southern Corp.
1,375,000	7.05%, due 5/1/37		1,499,928
	Union Pacific Corp.
875,000	3.625%, due 6/1/10		839,976
1,000,000	6.15%, due 5/1/37		966,202
			7,890,141

	Utilities - Natural Gas	1.0%
	Sempra Energy
1,800,000	6.00%, due 2/1/13		1,852,123

	Waste Disposal	0.2%
	Waste Management, Inc.
400,000	7.75%, due 5/15/32		444,843

	Total Corporate Bonds & Notes (cost $172,136,845)		169,249,243

	U.S. GOVERNMENT INSTRUMENTALITIES	4.6%

	U.S. Treasury Notes	4.6%
	U.S. Treasury Note
6,000,000	4.625%, due 7/31/12		6,097,974
2,800,000	4.75%, due 2/15/37		2,762,813
			8,860,787

	Total U.S. Government Instrumentalities (cost $8,785,812)		8,860,787

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	5.2%
81,158	AIM STIT - Treasury Portfolio - Institutional Class		81,158
	FHLB Discount Note
$ 9,781,000	Zero Coupon, due 9/4/07		9,777,697

	Total Short-Term Investments (cost $9,858,855)		9,858,855

	Total Investments (cost $190,781,512)	98.1%	187,968,885
	Other Assets less Liabilities	1.9%	3,642,850
	TOTAL NET ASSETS	100.0%	$191,611,735

(a) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." This security has been determined to be liquid under the guidelines established by the Fund's Board of Trustees. As of August 31, 2007, the value of this investment was $1,730,518 or 0.9% of total net assets.

FHLB - Federal Home Loan Bank

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$190,990,252

Gross unrealized appreciation	$540,703
Gross unrealized depreciation	(3,562,070)
Net unrealized depreciation	$(3,021,367)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PIA MBS BOND FUND
Schedule of Investments - August 31, 2007 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	94.8%
	U.S. Government Agencies	94.8%
	FHLMC Pool
$ 351,866	4.50%, due 5/1/20, #G18052		$337,900
95,569	4.50%, due 9/1/20, #J02502		91,776
379,060	4.50%, due 3/1/21, #G18119		363,588
402,653	5.00%, due 3/1/21, #G18105		393,338
182,923	4.50%, due 4/1/21, #G18125		175,663
268,119	5.50%, due 4/1/21, #J01570		266,603
424,135	4.50%, due 5/1/21, #J01723		406,823
262,871	5.00%, due 5/1/21, #G12210		256,819
438,098	6.00%, due 6/1/21, #G18124		442,698
663,385	5.00%, due 7/1/21, #J03048		648,037
125,374	6.00%, due 7/1/21, #J03089		126,690
1,003,408	4.50%, due 9/1/21, #G12378		963,583
437,859	5.50%, due 9/1/21, #J03360		435,383
626,120	5.00%, due 11/1/21, #G18160		611,634
698,146	5.00%, due 1/1/22, #J04202		681,787
467,839	5.50%, due 1/1/22, #G18163		465,193
367,348	5.00%, due 2/1/22, #G12522		358,849
585,803	5.00%, due 2/1/22, #J04411		572,077
255,391	5.00%, due 2/1/22, #J04425		249,406
2,824,300	5.50%, due 3/1/22, #G12577		2,808,326
1,906,544	5.00%, due 7/1/22, #J05243		1,861,870
996,455	5.00%, due 7/1/22, #J05257		973,107
86,373	5.00%, due 7/1/22, #J05259		84,349
45,680	6.50%, due 5/1/32, #C01351		46,671
117,827	5.50%, due 6/1/33, #G01563		115,437
42,955	5.50%, due 4/1/35, #A32022		41,998
43,395	5.50%, due 5/1/35, #B31639		42,428
1,352,275	5.00%, due 8/1/35, #A36351		1,288,097
366,227	5.00%, due 8/1/35, #A36842		348,846
669,882	5.50%, due 8/1/35, #A36561		654,947
184,838	5.00%, due 10/1/35, #A47296		176,066
1,124,913	5.00%, due 10/1/35, #G01940		1,071,526
453,821	5.00%, due 11/1/35, #A39665		432,283
52,855	5.00%, due 12/1/35, #A40268		50,346
180,866	5.00%, due 12/1/35, #A40879		172,283
45,594	6.50%, due 12/1/35, #A40791		46,359
372,884	5.00%, due 1/1/36, #A41712		355,187
271,723	5.00%, due 1/1/36, #G08104		258,827
1,489,253	6.00%, due 1/1/36, #A42208		1,489,853
135,218	7.00%, due 1/1/36, #G02048		139,236
103,732	5.00%, due 2/1/36, #A42902		98,809
1,839,044	5.50%, due 2/1/36, #G02031		1,798,044
153,623	6.00%, due 2/1/36, #A42669		153,561
22,697	5.00%, due 3/1/36, #A43419		21,598
32,551	5.00%, due 3/1/36, #A43498		30,974
814,466	5.00%, due 3/1/36, #A43658		775,011
396,108	5.00%, due 3/1/36, #A43708		376,920
253,934	5.00%, due 3/1/36, #A43750		242,103
224,526	5.00%, due 3/1/36, #A44035		213,650
1,571,528	5.00%, due 3/1/36, #A44186		1,495,400
1,948,600	5.00%, due 3/1/36, #G08115		1,856,121
224,672	5.50%, due 3/1/36, #A43698		219,503
607,369	5.50%, due 3/1/36, #A43942		593,395
206,891	5.50%, due 3/1/36, #G08116		202,131
42,538	5.00%, due 4/1/36, #A44893		40,477
90,421	5.50%, due 4/1/36, #G08122		88,340
35,969	6.00%, due 4/1/36, #A44949		35,984
292,552	6.50%, due 4/1/36, #G08124		297,034
654,531	5.50%, due 5/1/36, #G08128		639,473
130,394	6.00%, due 5/1/36, #A49171		130,342
91,438	5.00%, due 6/1/36, #G02243		87,098
724,458	5.50%, due 6/1/36, #A54791		707,790
272,861	6.00%, due 6/1/36, #A49880		272,753
336,743	5.00%, due 7/1/36, #A50310		320,431
454,913	5.50%, due 7/1/36, #A50785		444,447
140,444	6.00%, due 7/1/36, #A50416		140,388
482,810	6.50%, due 7/1/36, #A51400		490,208
379,289	5.00%, due 8/1/36, #A51601		361,288
690,081	5.00%, due 8/1/36, #G08159		656,652
970,852	5.50%, due 8/1/36, #A51093		948,516
140,028	5.50%, due 8/1/36, #G08145		136,806
362,571	6.00%, due 8/1/36, #A51786		362,427
503,828	6.00%, due 8/1/36, #A52006		503,627
237,523	6.50%, due 8/1/36, #A51337		241,162
853,734	6.50%, due 8/1/36, #A51729		866,814
892,304	7.00%, due 8/1/36, #G08148		916,874
271,773	5.50%, due 9/1/36, #A52142		265,520
230,190	5.50%, due 9/1/36, #A52669		224,894
379,061	6.00%, due 9/1/36, #A52645		378,910
272,431	6.50%, due 9/1/36, #A53507		276,605
420,822	6.50%, due 9/1/36, #G02375		427,269
152,823	5.50%, due 10/1/36, #A52878		149,307
655,686	5.50%, due 10/1/36, #A52931		640,601
831,038	5.50%, due 10/1/36, #A53127		811,918
331,977	5.50%, due 10/1/36, #A53146		324,340
492,902	5.50%, due 10/1/36, #A53882		482,902
354,172	6.00%, due 10/1/36, #G08156		354,031
815,715	5.00%, due 11/1/36, #A53678		776,200
473,213	5.00%, due 11/1/36, #A54276		450,289
1,408,821	5.50%, due 11/1/36, #G08160		1,376,409
1,610,974	6.00%, due 11/1/36, #A53729		1,610,332
909,977	6.00%, due 11/1/36, #A54192		909,614
185,058	6.00%, due 11/1/36, #A54224		184,984
1,187,886	6.00%, due 11/1/36, #A55103		1,187,413
3,580,088	6.50%, due 11/1/36, #G02457		3,634,939
3,402,584	5.50%, due 2/1/37, #A57840		3,324,301
49,951	6.50%, due 2/1/37, #A57780		50,713
877,713	5.00%, due 3/1/37, #G08185		834,605
4,975,359	5.00%, due 5/1/37, #A60268		4,730,998
3,000,000	5.00%, due 6/1/37, #G03094		2,852,658
10,976,379	5.50%, due 6/1/37, #A61982		10,721,982
7,961,844	6.00%, due 6/1/37, #A62176		7,957,284
2,697,812	5.00%, due 7/1/37, #A63187		2,565,311
298,371	5.00%, due 7/1/37, #G08208		283,717
7,873,127	6.00%, due 7/1/37, #A62685		7,868,618
8,978,916	5.50%, due 8/1/37, #A63598		8,770,814
4,000,000	6.50%, due 8/1/37, #A64849		4,061,043
	FHLMC TBA (a)
3,000,000	5.50%, due 9/15/37		2,930,157
3,000,000	6.00%, due 9/15/37		2,997,657
3,000,000	7.00%, due 9/15/37		3,081,564
	FNMA Pool
263,461	5.00%, due 4/1/19, #770788		257,741
131,966	4.50%, due 8/1/20, #835221		126,767
364,586	4.50%, due 10/1/20, #842732		350,222
636,800	4.50%, due 12/1/20, #813954		611,711
239,091	4.50%, due 1/1/21, #845159		229,672
147,392	5.00%, due 1/1/21, #811537		144,005
159,222	5.50%, due 1/1/21, #849074		158,324
337,955	4.50%, due 2/1/21, #845437		324,640
518,594	5.00%, due 2/1/21, #865191		506,678
139,178	5.00%, due 4/1/21, #256199		135,948
31,265	5.50%, due 4/1/21, #851170		31,089
251,125	5.50%, due 4/1/21, #889868		249,707
268,103	5.00%, due 5/1/21, #879112		261,881
172,087	5.00%, due 5/1/21, #884422		168,093
683,670	4.50%, due 7/1/21, #845515		655,976
127,973	6.00%, due 7/1/21, #896586		129,393
182,971	5.00%, due 9/1/21, #893534		178,725
463,506	5.50%, due 10/1/21, #870795		460,890
630,062	5.50%, due 10/1/21, #905090		626,506
290,381	6.00%, due 10/1/21, #902303		293,602
653,256	5.00%, due 11/1/21, #904659		638,095
32,347	5.50%, due 11/1/21, #902206		32,164
26,509	5.50%, due 12/1/21, #910007		26,359
29,823	5.50%, due 1/1/22, #256557		29,654
295,770	5.00%, due 2/1/22, #896845		288,840
506,109	5.00%, due 2/1/22, #900946		494,363
124,953	5.00%, due 2/1/22, #911540		122,025
30,691	5.50%, due 2/1/22, #912367		30,517
1,888,183	6.00%, due 2/1/22, #912522		1,909,128
973,272	5.00%, due 3/1/22, #912261		950,466
962,169	5.50%, due 3/1/22, #915939		956,762
505,986	5.00%, due 4/1/22, #911408		494,130
928,742	5.50%, due 4/1/22, #896870		923,523
1,524,805	5.00%, due 6/1/22, #937709		1,489,076
534,684	5.00%, due 7/1/22, #938033		522,155
413,757	5.00%, due 7/1/22, #944887		404,062
935,720	5.50%, due 7/1/22, #905040		930,462
17,435	7.00%, due 8/1/32, #650101		18,077
657	6.50%, due 6/1/26, #348556		673
2,164	6.50%, due 3/1/31, #573931		2,214
41,715	5.50%, due 9/1/33, #729928		40,866
53,502	5.50%, due 9/1/33, #741862		52,412
7,206	6.50%, due 6/1/34, #782590		7,341
44,454	6.00%, due 8/1/34, #790162		44,521
20,806	5.00%, due 11/1/34, #803017		19,831
200,861	5.50%, due 5/1/35, #824531		196,391
58,254	6.00%, due 5/1/35, #735501		58,261
134,330	6.00%, due 6/1/35, #825644		134,346
15,580	6.50%, due 6/1/35, #830693		15,842
312,747	7.00%, due 6/1/35, #821610		321,548
147,723	7.00%, due 7/1/35, #826251		151,880
29,428	5.00%, due 9/1/35, #832483		28,021
275,547	7.00%, due 9/1/35, #842290		283,302
28,964	5.00%, due 10/1/35, #836361		27,580
95,301	4.50%, due 11/1/35, #256032		88,207
37,054	5.00%, due 11/1/35, #844809		35,283
204,502	6.50%, due 11/1/35, #839118		207,942
299,436	6.50%, due 11/1/35, #844071		304,472
25,428	5.00%, due 12/1/35, #850739		24,213
276,502	5.00%, due 12/1/35, #852482		263,285
42,066	5.50%, due 12/1/35, #849500		41,130
269,426	6.00%, due 12/1/35, #848451		269,459
190,637	6.50%, due 12/1/35, #843585		193,843
501,595	5.00%, due 1/1/36, #850566		477,619
628,171	5.00%, due 1/1/36, #866592		598,144
235,969	5.50%, due 1/1/36, #851717		230,575
42,676	6.00%, due 1/1/36, #256060		42,681
363,806	5.50%, due 2/1/36, #831357		355,489
1,287,183	6.50%, due 2/1/36, #865473		1,306,923
128,827	6.50%, due 2/1/36, #878673		130,803
85,043	7.00%, due 2/1/36, #865190		87,437
225,084	5.00%, due 3/1/36, #852270		214,048
202,679	5.50%, due 3/1/36, #863684		198,045
181,023	5.00%, due 4/1/36, #831421		172,146
182,969	5.00%, due 4/1/36, #852919		173,998
28,286	5.00%, due 4/1/36, #872481		26,899
89,362	6.00%, due 4/1/36, #871954		89,373
169,437	7.00%, due 4/1/36, #887709		174,243
3,056,039	5.00%, due 5/1/36, #745515		2,909,957
636,040	5.00%, due 5/1/36, #867439		604,853
321,169	5.00%, due 5/1/36, #872638		305,421
370,669	5.00%, due 5/1/36, #884217		352,494
278,538	5.00%, due 5/1/36, #895554		264,880
2,458,173	5.50%, due 5/1/36, #852527		2,401,976
519,753	6.00%, due 5/1/36, #871348		519,393
5,186	6.50%, due 5/1/36, #896099		5,266
194,755	5.00%, due 6/1/36, #885398		185,206
544,967	5.50%, due 6/1/36, #256269		532,508
360,079	5.50%, due 6/1/36, #884803		352,066
922,231	6.00%, due 6/1/36, #831541		921,592
198,288	6.50%, due 6/1/36, #872959		201,328
325,888	6.50%, due 6/1/36, #882082		330,886
933,039	6.50%, due 6/1/36, #891913		947,348
283,255	5.00%, due 7/1/36, #886322		269,366
254,572	5.50%, due 7/1/36, #892443		248,752
187,603	6.00%, due 7/1/36, #885506		187,473
134,088	6.00%, due 7/1/36, #891794		133,995
311,680	6.50%, due 7/1/36, #883005		316,460
23,741	6.50%, due 7/1/36, #886298		24,105
355,759	7.00%, due 7/1/36, #887793		365,851
355,757	5.00%, due 8/1/36, #895093		338,751
460,939	5.50%, due 8/1/36, #256359		450,402
98,767	5.50%, due 8/1/36, #658743		96,510
984,023	5.50%, due 8/1/36, #817794		961,527
793,313	5.50%, due 8/1/36, #893295		775,177
285,999	6.00%, due 8/1/36, #895105		285,801
2,095,123	6.50%, due 8/1/36, #878187		2,127,254
248,571	6.50%, due 8/1/36, #886451		252,383
191,106	6.50%, due 8/1/36, #887017		194,037
879,812	6.50%, due 8/1/36, #892924		893,305
393,454	6.50%, due 8/1/36, #897208		399,488
117,314	6.50%, due 8/1/36, #897737		119,113
551,065	6.50%, due 8/1/36, #903188		559,516
374,806	5.00%, due 9/1/36, #886899		356,428
467,805	5.00%, due 9/1/36, #886921		444,867
488,680	5.00%, due 9/1/36, #893569		464,718
775,727	5.00%, due 9/1/36, #893621		737,691
855,011	5.50%, due 9/1/36, #256403		835,464
479,517	5.50%, due 9/1/36, #893570		468,555
754,251	5.50%, due 9/1/36, #896444		737,008
476,292	5.50%, due 9/1/36, #900348		465,403
618,293	6.00%, due 9/1/36, #893427		617,865
842,080	6.50%, due 9/1/36, #745824		854,994
77,545	6.50%, due 9/1/36, #887432		78,734
246,738	6.50%, due 9/1/36, #893483		250,522
593,998	7.00%, due 9/1/36, #900964		610,848
931,902	5.50%, due 10/1/36, #831845		910,597
935,587	5.50%, due 10/1/36, #893087		914,198
57,532	6.00%, due 10/1/36, #894203		57,492
495,088	6.00%, due 10/1/36, #894999		494,745
1,362,560	6.00%, due 10/1/36, #897174		1,361,616
188,626	6.00%, due 10/1/36, #903770		188,495
58,650	6.50%, due 10/1/36, #901442		59,549
23,761	6.50%, due 10/1/36, #901704		24,126
374,269	5.00%, due 11/1/36, #898813		355,917
955,599	5.00%, due 11/1/36, #902436		908,743
971,410	5.50%, due 11/1/36, #898814		949,202
910,748	5.50%, due 11/1/36, #904104		889,927
394,403	5.50%, due 11/1/36, #904906		385,387
448,504	6.00%, due 11/1/36, #898198		448,194
52,083	6.00%, due 11/1/36, #902663		52,047
1,439,650	6.00%, due 11/1/36, #903964		1,438,653
54,617	6.50%, due 11/1/36, #902049		55,455
425,527	5.00%, due 12/1/36, #256537		404,662
1,429,670	5.50%, due 12/1/36, #256513		1,396,986
911,781	6.00%, due 12/1/36, #256514		911,150
706,686	6.00%, due 12/1/36, #902865		706,196
114,885	6.50%, due 12/1/36, #878338		116,646
23,805	6.50%, due 12/1/36, #920162		24,170
26,962	6.50%, due 12/1/36, #920253		27,375
195,920	5.00%, due 1/1/37, #906238		186,313
992,342	5.50%, due 1/1/37, #920730		969,656
21,214	6.50%, due 1/1/37, #908246		21,538
451,706	7.00%, due 1/1/37, #256567		464,519
590,346	5.00%, due 2/1/37, #908612		561,167
1,167,903	5.50%, due 2/1/37, #256636		1,140,834
3,856,497	5.50%, due 2/1/37, #922064		3,767,116
953,469	6.00%, due 2/1/37, #909357		952,625
49,832	7.00%, due 2/1/37, #915904		51,245
500,000	6.50%, due 4/1/37, #914764		507,631
167,751	5.50%, due 5/1/37, #919283		163,863
169,585	5.50%, due 5/1/37, #936605		165,708
952,497	6.50%, due 5/1/37, #917052		967,033
118,042	5.00%, due 6/1/37, #937755		112,208
6,983,111	5.00%, due 6/1/37, #939485		6,637,959
497,822	5.50%, due 6/1/37, #899503		486,284
7,478,827	5.50%, due 6/1/37, #918554		7,305,492
13,201,420	5.50%, due 6/1/37, #918638		12,895,454
994,231	5.50%, due 6/1/37, #918705		971,188
4,440,763	5.50%, due 6/1/37, #919577		4,337,840
15,795,369	6.00%, due 6/1/37, #917129		15,781,387
899,186	7.00%, due 6/1/37, #256774		924,663
401,144	7.00%, due 6/1/37, #940234		412,510
923,955	5.00%, due 7/1/37, #256877		878,287
998,672	5.00%, due 7/1/37, #939544		949,311
7,467,010	5.00%, due 7/1/37, #944534		7,097,940
521,801	5.50%, due 7/1/37, #256799		509,707
909,941	5.00%, due 8/1/37, #945873		864,966
7,000,000	6.00%, due 8/1/37, #256883		6,993,804
39,999	6.50%, due 8/1/37, #942435		40,610
	FNMA TBA (a)
3,000,000	5.00%, due 9/15/37		2,851,407
3,000,000	5.50%, due 9/15/37		2,930,157
	GNMA Pool
1,964	6.50%, due 6/15/23, #345335		2,009
2,076	6.50%, due 6/15/23, #350532		2,124
1,440	6.50%, due 9/15/23, #366323		1,474
697	6.50%, due 10/15/23, #351311		713
1,119	6.50%, due 11/15/23, #374827		1,145
1,874	6.50%, due 5/15/32, #551777		1,915
90,634	7.00%, due 9/15/35, #647831		93,758
285,736	5.00%, due 10/15/35, #642220		275,596
272,645	5.00%, due 11/15/35, #550718		262,970
213,024	5.50%, due 11/15/35, #650091		209,528
180,394	5.50%, due 12/15/35, #646307		177,433
130,154	5.50%, due 2/15/36, #652942		127,961
354,220	6.00%, due 2/15/36, #649384		356,039
435,689	5.50%, due 3/15/36, #653730		428,348
189,852	5.50%, due 4/15/36, #648115		186,654
340,187	5.50%, due 4/15/36, #652534		334,456
438,468	6.00%, due 4/15/36, #652510		440,721
86,178	6.50%, due 4/15/36, #655329		87,838
177,552	5.00%, due 5/15/36, #651939		171,092
288,839	5.50%, due 5/15/36, #655520		283,973
141,039	5.50%, due 5/15/36, #655532		138,663
177,839	5.00%, due 6/15/36, #608952		171,369
560,945	6.50%, due 6/15/36, #652593		571,755
996,686	6.50%, due 6/15/36, #655456		1,015,893
361,453	5.50%, due 7/15/36, #608993		355,363
197,526	6.00%, due 7/15/36, #654930		198,540
276,805	6.00%, due 7/15/36, #656064		278,227
296,811	5.50%, due 8/15/36, #654937		291,811
219,370	5.50%, due 8/15/36, #656475		215,674
197,607	5.50%, due 9/15/36, #651880		194,277
260,225	6.50%, due 9/15/36, #598830		265,240
995,960	6.50%, due 10/15/36, #646564		1,015,154
594,371	6.00%, due 11/15/36, #608450		597,424
993,190	6.00%, due 11/15/36, #617294		998,292
494,660	6.00%, due 11/15/36, #657270		497,201
998,184	6.50%, due 12/15/36, #618753		1,017,421
486,779	5.50%, due 2/15/37, #657368		478,420
2,491,780	5.50%, due 2/15/37, #658419		2,448,993
4,904,699	5.50%, due 3/15/37, #663880		4,820,480
5,000,001	6.00%, due 4/15/37, #668411		5,025,083
2,500,000	5.00%, due 8/15/37, #671463		2,408,635
	GNMA TBA (a)
3,000,000	6.00%, due 9/15/37		3,014,532
			290,026,334

	Total Mortgage-Backed Securities (cost $290,403,782)		290,026,334

	U.S. GOVERNMENT INSTRUMENTALITIES	3.1%
	U.S. Treasury Bonds	1.1%
	U.S. Treasury Bond
3,200,000	4.625%, due 12/31/11		3,247,002

	U.S. Treasury Notes	2.0%
	U.S. Treasury Note
6,000,000	4.875%, due 8/15/16		6,151,410

	Total U.S. Government Instrumentalities
	(cost $9,308,947)		9,398,412

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	7.7%
62,987	AIM STIT - Treasury Portfolio - Institutional Class		62,987
	FHLB Discount Note
$ 23,425,000	Zero Coupon, due 9/4/07		23,417,090

	Total Short-Term Investments (cost $23,480,077)		23,480,077

	Total Investments (cost $323,192,806)	105.6%	322,904,823
	Liabilities less Other Assets	(5.6)%	(17,058,385)
	TOTAL NET ASSETS	100.0%	$305,846,438

(a) Security purchased on a when-issued basis. As of August 31, 2007, the total cost of investments purchased on a when-issued basis was $17,828,203 or 5.8% of total net assets.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$323,192,806

Gross unrealized appreciation	$1,302,771
Gross unrealized depreciation	(1,590,754)
Net unrealized depreciation	$(287,983)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal period end.  For the previous fiscal period’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PIA MODERATE DURATION BOND FUND
Schedule of Investments - August 31, 2007 (Unaudited)

Principal
Amount			Value

	CORPORATE BONDS & NOTES	17.9%
	Aerospace/Defense	1.0%
	United Technologies Corp.
$ 100,000	4.375%, due 5/1/10		$98,756

	Auto Manufacturers	1.0%
	DaimlerChrysler NA Holding Corp.
100,000	5.875%, due 3/15/11		101,025

	Banks	2.9%
	Bank of America Corp.
100,000	5.375%, due 8/15/11		100,621
	Wachovia Corp.
100,000	4.375%, due 6/1/10		98,263
	Wells Fargo & Co.
100,000	4.625%, due 8/9/10		98,692
			297,576

	Consumer Products	0.9%
	Clorox Co.
100,000	5.00%, due 1/15/15		96,094

	Diversified Financial Services	1.9%
	Countrywide Financial Corp.
100,000	5.80%, due 6/7/12		94,069
	HSBC Finance Corp.
100,000	4.125%, due 11/16/09		97,587
			191,656

	Electric Utilities	1.9%
	Dominion Resources, Inc.
100,000	5.15%, due 7/15/15		95,827
	Duke Energy Corp.
100,000	6.25%, due 1/15/12		103,512
			199,339

	Food	0.5%
	ConAgra Foods, Inc.
50,000	6.75%, due 9/15/11		52,256

	Insurance	0.9%
	MetLife, Inc.
100,000	5.00%, due 6/15/15		96,105

	Machinery	1.0%
	John Deere Capital Corp.
100,000	5.10%, due 1/15/13		98,967

	Media	2.0%
	Time Warner, Inc.
100,000	6.75%, due 4/15/11		104,020
	Viacom, Inc.
100,000	6.25%, due 4/30/16		100,334
			204,354

	Oil & Gas	1.0%
	Occidental Petroleum Corp.
100,000	6.75%, due 1/15/12		107,214

	Retail	1.0%
	Target Corp.
100,000	7.00%, due 7/15/31		106,610

	Savings & Loans	0.9%
	Washington Mutual, Inc.
100,000	5.125%, due 1/15/15		90,985

	Telecommunications	1.0%
	BellSouth Corp.
100,000	6.00%, due 10/15/11		102,237

	Total Corporate Bonds & Notes (cost $1,875,702)		1,843,174

	MORTGAGE-BACKED SECURITIES	28.6%
	Collateralized Mortgage Obligations	0.0%
	FHLMC Series 1387 S
312	5.223%, due 10/15/07 (a)(d)(e)		—

	U.S. Government Agencies	28.6%
	FHLMC Pool
245,863	4.50%, due 1/1/19, #B11934		236,570
699,999	5.00%, due 3/1/22, #G18171		683,597
474,111	5.00%, due 8/1/36, #A51601		451,611
	FNMA Pool
229,867	6.00%, due 3/1/33, #555285		230,810
635,341	5.50%, due 10/1/33, #748710		622,400
	GNMA Pool
227,250	6.00%, due 8/15/36, #609011		228,418
	GNMA TBA (f)
500,000	5.00%, due 2/15/22		490,390
			2,943,796

	Total Mortgage-Backed Securities (cost $2,975,032)		2,943,796

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	44.2%
	U.S. Government Agencies	4.9%
	FNMA
500,000	5.25%, due 9/15/16		506,566

	U.S. Treasury Bonds	7.5%
	U.S. Treasury Bond
140,000	8.125%, due 8/15/21		186,463
100,000	7.125%, due 2/15/23		124,555
370,000	5.375%, due 2/15/31		396,681
75,000	4.50%, due 2/15/36		71,115
			778,814

	U.S. Treasury Notes	31.8%
	U.S. Treasury Note
900,000	4.75%, due 2/15/10		911,954
600,000	4.875%, due 5/31/11		613,922
1,000,000	4.625%, due 7/31/12		1,016,329
500,000	4.625%, due 2/29/12		507,813
225,000	4.50%, due 11/15/15		225,299
			3,275,317

	Total U.S. Government Agencies and
	Instrumentalities (cost $4,513,227)		4,560,697

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (b)(c) (cost $0)		—

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	7.3%
41,427	AIM STIT - Treasury Portfolio - Institutional Class		41,427
	FHLB Discount Note
$ 707,000	Zero Coupon, due 9/4/07		706,761

	Total Short-Term Investments (cost $748,188)		748,188

	Total Investments (cost $10,112,149)	98.0%	10,095,855
	Other Assets less Liabilities	2.0%	208,817
	TOTAL NET ASSETS	100.0%	$10,304,672

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2007.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on
December 9, 2003. As of August 31, 2007, the security had a cost and value of $0 (0.0% of total net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(d) Illiquid security. As of August 31, 2007, the security had a value of $0 (0.0% of total net assets).
(e) Interest only security. Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of August 31, 2007.
(f) Security purchased on a when-issued basis. As of August 31, 2007 the total cost of investment purchased on a when-issued basis was $487,656 or 4.7% of total net assets.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$10,112,149

Gross unrealized appreciation	$69,267
Gross unrealized depreciation	(85,561)
Net unrealized depreciation	$(16,294)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2007 (Unaudited)

Principal
Amount			Value

	MORTGAGE-BACKED SECURITIES	11.1%
	Private	0.0%
	Prudential Home Mortgage Securities
$ 10,270	7.50%, due 3/25/08		$10,225

	U.S. Government Agencies	11.1%
	FHLMC ARM Pool (a)
50,333	7.006%, due 8/1/15, #755204		50,254
40,555	7.209%, due 2/1/22, #845113		41,081
74,685	5.837%, due 10/1/22, #635206		74,987
25,860	7.261%, due 6/1/23, #845755		25,858
16,446	7.205%, due 2/1/24, #609231		16,532
670,906	7.381%, due 1/1/25, #785726		676,909
97,813	6.515%, due 1/1/33, #1B0668		99,427
	FNMA ARM Pool (a)
49,204	7.569%, due 7/1/25, #555206		49,519
473,472	6.658%, due 7/1/27, #424953		476,523
241,044	7.297%, due 3/1/28, #556438		241,488
205,481	6.446%, due 6/1/29, #508399		207,203
472,982	6.637%, due 4/1/30, #562912		473,948
210,868	7.262%, due 8/1/30, #556824		211,363
178,611	7.232%, due 10/1/30, #670317		180,082
49,921	7.103%, due 7/1/31, #592745		50,623
123,201	7.442%, due 9/1/31, #597196		124,694
35,806	7.277%, due 11/1/31, #610547		35,972
89,008	7.125%, due 4/1/32, #629098		89,577
110,078	7.25%, due 2/1/33, #670257		110,329
	FNMA Pool
31,292	11.00%, due 1/1/13, #415842		33,835
	GNMA II ARM Pool (a)
22,495	6.125%, due 11/20/21, #8871		22,695
154,543	6.125%, due 10/20/22, #8062		155,700
343,343	6.125%, due 11/20/26, #80011		346,029
73,781	6.125%, due 11/20/26, #80013		74,481
39,177	6.125%, due 12/20/26, #80021		39,471
21,283	6.375%, due 1/20/27, #80029		21,492
326,464	5.75%, due 7/20/27, #80094		328,981
480,107	5.75%, due 8/20/27, #80104		483,638
20,416	6.125%, due 10/20/27, #80122		20,577
184,193	6.375%, due 1/20/28, #80154		186,076
375,635	6.125%, due 10/20/29, #80331		378,783
80,131	6.125%, due 11/20/29, #80344		80,777
			5,408,904

	Total Mortgage-Backed Securities (cost $5,512,812)		5,419,129

	U.S. GOVERNMENT AGENCIES AND
	INSTRUMENTALITIES	86.3%
	U.S. Government Agencies	58.1%
	FHLB
2,700,000	3.625%, due 1/15/08		2,684,518
	FHLMC
3,250,000	5.75%, due 4/15/08		3,260,540
3,250,000	3.875%, due 6/15/08		3,220,562
3,000,000	4.625%, due 12/19/08		2,990,529
4,500,000	3.375%, due 4/15/09		4,427,357
	FNMA
2,500,000	5.00%, due 9/14/07		2,499,745
800,000	6.625%, due 10/15/07		801,147
2,500,000	3.25%, due 11/15/07		2,490,110
2,500,000	5.25%, due 12/3/07		2,499,730
3,500,000	3.25%, due 1/15/08		3,472,161
			28,346,399

	U.S. Treasury Notes	28.2%
	U.S. Treasury Note
200,000	4.375%, due 1/31/08		200,172
1,500,000	5.625%, due 5/15/08		1,511,953
2,400,000	4.875%, due 8/31/08		2,413,126
3,000,000	4.875%, due 10/31/08		3,020,391
4,500,000	4.50%, due 2/15/09		4,518,985
2,100,000	4.50%, due 3/31/09		2,108,860
			13,773,487

	Total U.S. Government Agencies and
	Instrumentalities (cost $42,016,053)		42,119,886

Shares/
Principal Amount

	SHORT-TERM INVESTMENTS	2.2%
62,891	AIM STIT - Treasury Portfolio - Institutional Class		62,891
	FHLB Discount Note
$ 1,012,000	Zero Coupon, due 9/4/07		1,011,658

	Total Short-Term Investments (cost $1,074,549)		1,074,549

	Total Investments (cost $48,603,414)	99.6%	48,613,564
	Other Assets less Liabilities	0.4%	197,347
	TOTAL NET ASSETS	100.0%	$48,810,911

(a) Variable rate note. Rate shown reflects the rate in effect at August 31, 2007.

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments	$48,603,414

Gross unrealized appreciation	$119,639
Gross unrealized depreciation	(109,489)
Net unrealized appreciation	$10,150

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date  10/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date  10/26/07

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   10/24/07

* Print the name and title of each signing officer under his or her signature.